MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for financial liabilities
The following tables present the contractual maturities of the company’s financial liabilities as at December 31, 2022 and 2021.

	Payments Due by Period
AS AT DEC. 31, 2022 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings[1]	$—	$1,608	$1,486	$8,296	$11,390
Non-recourse borrowings of managed entities	42,883	58,726	44,119	56,956	202,684
Subsidiary equity obligations	1,187	746	553	1,702	4,188
Interest expense[2]
Corporate borrowings	484	863	728	3,916	5,991
Non-recourse borrowings	10,597	16,016	11,432	18,320	56,365
Subsidiary equity obligations	152	273	182	563	1,170
Lease obligations[3]	1,186	1,855	1,540	13,192	17,773
1.As at December 31, 2022, there was no commercial paper outstanding or draws on the revolving credit facilities.
2.Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.
3.The lease obligations as disclosed in the table above include leases that are classified as finance leases, short-term leases, low-value leases and variable lease payments not based on an index or rate, which are immaterial.

	Payments Due by Period
AS AT DEC. 31, 2021 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings[1]	$462	$1,138	$2,104	$7,171	$10,875
Non-recourse borrowings of managed entities	31,683	45,186	41,918	46,270	165,057
Subsidiary equity obligations	546	1,563	544	1,655	4,308
Interest expense[2]
Corporate borrowings	420	802	659	3,652	5,533
Non-recourse borrowings	5,918	10,130	6,832	11,958	34,838
Subsidiary equity obligations	162	300	228	33	723
Lease obligations[3]	1,156	2,389	1,615	13,550	18,710
1.Payments due in less than 1 year represents $462 million of outstanding commercial paper as at December 31, 2021.
2.Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.
3.The lease obligations as disclosed in the table above include leases that are classified as finance leases, short-term leases, low-value leases and variable lease payments not based on an index or rate, which are immaterial.